Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 178,079	$ 124,701
Short-term bank deposits	158,203	165,575
Cash and cash equivalents	$ 336,282	$ 290,276	[1],[2]	$ 273,635		$ 269,195

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.